Corgi Ports, Rail & Freight ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Automotive Equipment Rental and Leasing - 1.6%
Ryder System, Inc.	96	$ 25,322

Business Support Services - 1.2%
RXO, Inc. (a)	720	19,865

Commercial and Industrial Machinery and Equipment Rental and Leasing - 0.6%
Global Ship Lease, Inc. - Class A	264	9,926

Couriers and Express Delivery Services - 9.0%
FedEx Corp.	228	71,394
United Parcel Service, Inc. - Class B	696	74,820
		146,214

Deep Sea, Coastal, and Great Lakes Water Transportation - 1.5%
Danaos Corp.	72	8,811
ZIM Integrated Shipping Services Ltd.	624	16,224
		25,035

Engine, Turbine, and Power Transmission Equipment Manufacturing - 4.8%
Cummins, Inc.	108	77,027

Freight Transportation Arrangement - 16.7%
CH Robinson Worldwide, Inc.	267	50,287
Costamare, Inc.	468	6,561
Expeditors International of Washington, Inc.	276	44,982
Forward Air Corp. (a)	276	3,729
Hub Group, Inc. - Class A	300	13,137
JB Hunt Transport Services, Inc.	180	52,097
Matson, Inc.	120	23,068
Norfolk Southern Corp.	228	71,727
Radiant Logistics, Inc. (a)	600	5,676
		271,264

General Freight Trucking - 15.5%
ArcBest Corp.	108	15,502
Covenant Logistics Group, Inc.	180	7,952
Heartland Express, Inc.	810	12,328
Knight-Swift Transportation Holdings, Inc.	552	42,984
Marten Transport Ltd.	552	9,577
Old Dominion Freight Line, Inc.	264	57,182
Saia, Inc. (a)	68	28,639
Schneider National, Inc. - Class B	696	25,425
TFI International, Inc.	192	27,566
Werner Enterprises, Inc.	545	23,768
		250,923

Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 1.5%
Allison Transmission Holdings, Inc.	216	24,352

Industrial Services - 1.1%

Fedex Freight Holding Co., Inc. (a)	114		17,214

Inland Water Transportation - 1.4%
Kirby Corp. (a)	168		22,843

Motor Vehicle Body and Trailer Manufacturing - 0.5%
Wabash National Corp.	624		8,424

Motor Vehicle Manufacturing - 4.8%
PACCAR, Inc.	647		77,718

Other General Purpose Machinery Manufacturing - 1.7%
Terex Corp.	384		27,798

Other Support Activities for Transportation - 4.1%
GXO Logistics, Inc. (a)	396		20,077
XPO, Inc. (a)	229		47,011
			67,088

Rail Transportation - 21.7%
Canadian National Railway Co.	648		77,267
Canadian Pacific Kansas City Ltd.	852		73,826
CSX Corp.	1,632		77,569
Union Pacific Corp.	456		124,032
			352,694

Railroad Rolling Stock Manufacturing - 5.2%
FreightCar America, Inc. (a)	420		4,091
Trinity Industries, Inc.	456		15,768
Westinghouse Air Brake Technologies Corp.	240		64,704
			84,563

Restaurants and Other Eating Places - 1.6%
Manhattan Associates, Inc. (a)	180		25,065

Support Activities for Rail Transportation - 1.3%
GATX Corp.	120		21,263

Warehousing and Storage - 1.5%
Landstar System, Inc.	120		24,817
TOTAL COMMON STOCKS (Cost $1,504,649)			1,579,415

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.7%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)	43,230		43,230
TOTAL MONEY MARKET FUNDS (Cost $43,230)			43,230

TOTAL INVESTMENTS - 100.0% (Cost $1,547,879)			1,622,645
Other Assets in Excess of Liabilities - 0.0% (c)		0.00028	449
TOTAL NET ASSETS - 100.0%			$ 1,623,094

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Ports, Rail & Freight ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,579,415	$ –	$ –	$ 1,579,415
Money Market Funds	43,230	–	–	43,230
Total Investments	$ 1,622,645	$ –	$ –	$ 1,622,645

Refer to the Schedule of Investments for further disaggregation of investment categories.